Segment Information - Schedule of Revenues are Attributed to Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 19,374,904	$ 510,624	$ 246,053
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	10,901,142	365,620	227,113
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 8,473,762	$ 145,004	$ 18,940